Liability For Pension and Other Retirement Benefits (Details 11) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Other changes in plan assets and accumulated postretirement benefit obligations
Current year actuarial loss (gain)	$ (3,084)	¥ (256,000)	¥ (309,000)
Amortization of actuarial loss	(2,362)	(196,000)	(134,000)
Current year prior service cost	0	0	0
Amortization of prior service cost	(783)	(65,000)	(70,000)
Total	$ (6,229)	¥ (517,000)	¥ (513,000)